INTELLECTUAL PROPERTY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Payments in cash and common stock	$ 212
Amortization expense		$ 33